Leases	3 Months Ended
Mar. 31, 2022
Lessee Disclosure [Abstract]
Leases
Note 14 - Leases
The Company is a lessee in several noncancellable operating leases, primarily for office space and the use of spaces for the installation of its electric vehicle charging stations (“site leases”). These leases generally have an initial term ranging from five to ten years, with the option to extend the lease for one to five years. In connection with the leases, the Company had asset retirement obligations for the restoration of lease sites of $1.4 million and $0.8 million as of December 31, 2021 and 2020, respectively, in other non-current liabilities within the accompanying consolidated balance sheets.
Supplemental information related to leases within the consolidated balance sheets is as follows:

	December 31, 2021	December 31, 2020
Other operating leases information
Weighted-average remaining lease term (years)	8.0	7.9
Weighted-average discount rate	11.7%	13.8%
The Company received COVID-19 related rent concessions indicating that (i) the Company was not obligated to pay rent, or the entirety of the contractual rent, or (ii) the Company received interest-free rent deferrals for the period affected by lockdown measures. There were no such concessions recognized as negative variable lease cost for the year ended December 31, 2021. For the year ended December 31, 2020 the concessions recognized as negative variable lease cost were $0.2 million. The following lease costs were recognized in other operating (income) expenses within the accompanying consolidated statements of operations and comprehensive loss:

	Year ended December 31,
	2021	2020
	(in thousands)
Operating lease costs
Fixed lease cost	$11,944	$7,389
Variable lease cost	252	(79)
Total operating lease costs	$12,196	$7,310
Supplemental cash flow information related to leases is as follows:

	Year ended December 31,
	2021	2020
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$10,495	$6,838
ROU assets obtained in exchange for lease obligations
ROU assets obtained in exchange for operating lease liabilities	$27,517	$18,369
Amounts disclosed for ROU assets obtained in exchange for lease obligations include amounts added to the carrying amount of ROU assets resulting from lease modifications and reassessments.
Maturities of lease liabilities as of December 31, 2021 are as follows:

Leases
Fiscal Year	(in thousands)
2022	$13,474
2023	14,653
2024	14,167
2025	13,074
2026	12,164
Thereafter	39,361
Total undiscounted lease payments	106,893
Less imputed interest	(36,519)
Total lease liabilities	$70,374
As of December 31, 2021, there are additional operating leases that have not yet commenced of $8.9 million. These operating leases are expected to commence between fiscal year 2022 and fiscal year 2024 with lease terms of 4 to 9 years.
Note 13 - Leases
The Company is a lessee in several noncancellable operating leases, primarily for office space and the use of spaces for the installation of its electric vehicle charging stations ("site leases"). These leases generally have an initial term ranging from four to ten years, with the option to extend the lease for one to five years. In connection with the leases, the Company had asset retirement obligations for the restoration of lease sites of $1.5 million and $1.4 million as of March 31, 2022 and December 31, 2021, respectively, in other non-current liabilities within the accompanying condensed consolidated balance sheets.
Supplemental information related to leases within the condensed consolidated balance sheets is as follows:

	March 31, 2022	December 31, 2021
Other operating leases information
Weighted-average remaining lease term (years)	8.0	8.0
Weighted-average discount rate	11.0%	11.7%
The following lease costs were recognized in other operating expenses within the accompanying condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended March 31,
	2022	2021
	(in thousands)
Operating lease costs
Fixed lease cost	$4,138	$2,631
Variable lease cost	—	41
Total operating lease costs	$4,138	$2,672
Supplemental cash flow information related to leases is as follows:

	Three Months Ended March 31,
	2022	2021
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$2,936	$2,054
ROU assets obtained in exchange for lease obligations
ROU assets obtained in exchange for operating lease liabilities	$10,877	$4,445
Amounts disclosed for ROU assets obtained in exchange for lease obligations include amounts added to the carrying amount of ROU assets resulting from lease modifications and reassessments.
Maturities of lease liabilities as of March 31, 2022 are as follows:

Fiscal Year	Leases
(in thousands)
Remainder of 2022	$11,948
2023	16,861
2024	16,461
2025	14,948
2026	13,900
Thereafter	48,504
Total undiscounted lease payments	122,622
Less imputed interest	(39,761)
Total lease liabilities	$82,861
As of March 31, 2022, there are additional operating leases that have not yet commenced of $9.1 million. These operating leases are expected to commence between fiscal year 2022 and fiscal year 2023 with lease terms of four to ten years.

Leases
Note 14 - Leases
The Company is a lessee in several noncancellable operating leases, primarily for office space and the use of spaces for the installation of its electric vehicle charging stations (“site leases”). These leases generally have an initial term ranging from five to ten years, with the option to extend the lease for one to five years. In connection with the leases, the Company had asset retirement obligations for the restoration of lease sites of $1.4 million and $0.8 million as of December 31, 2021 and 2020, respectively, in other non-current liabilities within the accompanying consolidated balance sheets.
Supplemental information related to leases within the consolidated balance sheets is as follows:

	December 31, 2021	December 31, 2020
Other operating leases information
Weighted-average remaining lease term (years)	8.0	7.9
Weighted-average discount rate	11.7%	13.8%
The Company received COVID-19 related rent concessions indicating that (i) the Company was not obligated to pay rent, or the entirety of the contractual rent, or (ii) the Company received interest-free rent deferrals for the period affected by lockdown measures. There were no such concessions recognized as negative variable lease cost for the year ended December 31, 2021. For the year ended December 31, 2020 the concessions recognized as negative variable lease cost were $0.2 million. The following lease costs were recognized in other operating (income) expenses within the accompanying consolidated statements of operations and comprehensive loss:

	Year ended December 31,
	2021	2020
	(in thousands)
Operating lease costs
Fixed lease cost	$11,944	$7,389
Variable lease cost	252	(79)
Total operating lease costs	$12,196	$7,310
Supplemental cash flow information related to leases is as follows:

	Year ended December 31,
	2021	2020
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$10,495	$6,838
ROU assets obtained in exchange for lease obligations
ROU assets obtained in exchange for operating lease liabilities	$27,517	$18,369
Amounts disclosed for ROU assets obtained in exchange for lease obligations include amounts added to the carrying amount of ROU assets resulting from lease modifications and reassessments.
Maturities of lease liabilities as of December 31, 2021 are as follows:

Leases
Fiscal Year	(in thousands)
2022	$13,474
2023	14,653
2024	14,167
2025	13,074
2026	12,164
Thereafter	39,361
Total undiscounted lease payments	106,893
Less imputed interest	(36,519)
Total lease liabilities	$70,374
As of December 31, 2021, there are additional operating leases that have not yet commenced of $8.9 million. These operating leases are expected to commence between fiscal year 2022 and fiscal year 2024 with lease terms of 4 to 9 years.
Note 13 - Leases
The Company is a lessee in several noncancellable operating leases, primarily for office space and the use of spaces for the installation of its electric vehicle charging stations ("site leases"). These leases generally have an initial term ranging from four to ten years, with the option to extend the lease for one to five years. In connection with the leases, the Company had asset retirement obligations for the restoration of lease sites of $1.5 million and $1.4 million as of March 31, 2022 and December 31, 2021, respectively, in other non-current liabilities within the accompanying condensed consolidated balance sheets.
Supplemental information related to leases within the condensed consolidated balance sheets is as follows:

	March 31, 2022	December 31, 2021
Other operating leases information
Weighted-average remaining lease term (years)	8.0	8.0
Weighted-average discount rate	11.0%	11.7%
The following lease costs were recognized in other operating expenses within the accompanying condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended March 31,
	2022	2021
	(in thousands)
Operating lease costs
Fixed lease cost	$4,138	$2,631
Variable lease cost	—	41
Total operating lease costs	$4,138	$2,672
Supplemental cash flow information related to leases is as follows:

	Three Months Ended March 31,
	2022	2021
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$2,936	$2,054
ROU assets obtained in exchange for lease obligations
ROU assets obtained in exchange for operating lease liabilities	$10,877	$4,445
Amounts disclosed for ROU assets obtained in exchange for lease obligations include amounts added to the carrying amount of ROU assets resulting from lease modifications and reassessments.
Maturities of lease liabilities as of March 31, 2022 are as follows:

Fiscal Year	Leases
(in thousands)
Remainder of 2022	$11,948
2023	16,861
2024	16,461
2025	14,948
2026	13,900
Thereafter	48,504
Total undiscounted lease payments	122,622
Less imputed interest	(39,761)
Total lease liabilities	$82,861
As of March 31, 2022, there are additional operating leases that have not yet commenced of $9.1 million. These operating leases are expected to commence between fiscal year 2022 and fiscal year 2023 with lease terms of four to ten years.